Reinsurance (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Ceded Credit Risk [Line Items]
Reinsurance, ACL	$ 317.0	$ 205.0
Maximum retention per single insured life on fixed and VUL insurance contracts	$ 20.0
Percent of mortality risk reinsured on newly issued non-term life insurance contracts	21.00%
Reinsurance recoverables, net of allowance for credit losses	$ 19,443.0	22,386.0
Realized gain (loss)	840.0	(867.0)	$ (513.0)
Swiss Re [Member]
Ceded Credit Risk [Line Items]
Trust funded to support reinsurance receivable	710,000.0	1,000.0
Reinsurance recoverables, net of allowance for credit losses		1,600.0
Protective [Member]
Ceded Credit Risk [Line Items]
Reinsurance recoverables, net of allowance for credit losses	9,400.0	11,500.0
Reinsurance Recoverable for Paid and Unpaid Claims and Claims Adjustments	11.5	14,000.0
Athene Holding Ltd. [Member]
Ceded Credit Risk [Line Items]
Reinsurance ACL and deposit assets	3,800.0	5,000.0
Amount of amortization, after-tax, of deferred gain on business sold	25.0	26.0	$ 29.0
Reserves associated with modified coinsurance reinsurance arrangements	3,809.0	$ 5,404.0
Letter of credit	117.0
Athene Holding Ltd. [Member] | Over-Collateralization [Member]
Ceded Credit Risk [Line Items]
Reserves associated with modified coinsurance reinsurance arrangements	105.0
Resolution Life [Member]
Ceded Credit Risk [Line Items]
Reinsurance recoverables, net of allowance for credit losses	4,700.0
Reinsurance Recoverable for Paid and Unpaid Claims and Claims Adjustments	$ 4,100.0